Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Company was committed to incur capital expenditures of $25.9 million at December 31, 2018. These commitments are expected to be settled during 2019 and 2020.

Operating lease commitments

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at December 31, 2018, are payable as follows (in thousands):

2019	$5,505
2020	4,493
2021	3,099
2022	2,334
2023	1,924
2024	1,925
Thereafter	2,425
Total	$21,705

The Company recorded rental expense of $57.8 million, $19.5 million, $36.9 million, and $24.4 million during the Successor Period, 2018 Predecessor Period, 2017 Predecessor Period and the 2016 Predecessor Period, respectively, in the consolidated statement of operations.

Other commitments

The Company has outstanding letters of credit amounting to $10.3 million as at December 31, 2018.

As of December 31, 2018, and December 31, 2017, the Company had a liability of $6.7 million and $4.5 million, respectively, on the consolidated balance sheet included in the line item “Other liabilities” reflecting various liabilities associated with the 2014 acquisition of NPS Bahrain.

In the normal course of business with customers, vendors and others, the Company has entered into off-balance sheet arrangements, such as surety bonds for performance, and other bank issued guarantees, which totaled $41.4 million and $36.7 million as of December 31, 2018 and December 31, 2017, respectively. A liability is accrued when a loss is both probable and can be reasonably estimated. None of the off-balance sheet arrangements either has, or is likely to have, a material effect on our consolidated financial statements.

Registration rights

The Company is a party to various registration rights agreements with holders of its securities. These registration rights agreements provide certain holders with demand and “piggyback” registration rights, and holders have other rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights are subject to various limitations. The Company generally bears the expenses incurred in connection with the filing of any such registration statements.

Litigation

The Company is involved in certain legal proceedings in the normal course of business, the outcome of which is currently subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss are difficult to ascertain. Consequently, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of these disputes. The Company is contesting these claims/disputes and the Company management believes that presently provision against these potential claims is not required as the ultimate outcome of these disputes would not have a material impact on the Company’s financial position.